                                    [Graphic]

  NOT FDIC INSURED
  MAY LOSE VALUE
  NO BANK GUARANTEE

  MONEY MARKET FUNDS
  INVESTOR A SHARES
  NATIONS FUNDS

        Prospectus
        MAY 10, 2002

  NATIONS CASH RESERVES

  NATIONS TREASURY RESERVES

  NATIONS GOVERNMENT RESERVES

  NATIONS TAX-EXEMPT RESERVES

  THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR
  COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An overview of the Funds
--------------------------------------------------------------------------------



[Graphic]
     TERMS USED IN THIS PROSPECTUS

     IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

     [Graphic]
      YOU'LL FIND Terms used in this prospectus ON PAGE 39.

     YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.


This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE FUNDS
The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?
Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

They may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION
If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

     [Graphic]
      YOU'LL FIND MORE ABOUT BA ADVISORS AND BACAP STARTING ON PAGE 20.


[Graphic]
        About the Funds

                        NATIONS CASH RESERVES        4
                        Sub-adviser: BACAP
                        -------------------------------
                        NATIONS TREASURY RESERVES    7
                        Sub-adviser: BACAP
                        -------------------------------
                        NATIONS GOVERNMENT RESERVES 10
                        Sub-adviser: BACAP
                        -------------------------------
                        NATIONS TAX-EXEMPT RESERVES 14
                        Sub-adviser: BACAP
                        -------------------------------
                        OTHER IMPORTANT INFORMATION 18
                        -------------------------------
                        HOW THE FUNDS ARE MANAGED   20

[Graphic]
       About your investment

             INFORMATION FOR INVESTORS
               Buying, selling and exchanging shares             23
                 How orders are processed                        25
               How selling and servicing agents are paid         33
               Distributions and taxes                           34
             ------------------------------------------------------
             FINANCIAL HIGHLIGHTS                                36
             ------------------------------------------------------
             TERMS USED IN THIS PROSPECTUS                       39
             ------------------------------------------------------
             WHERE TO FIND MORE INFORMATION              BACK COVER

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

    [GraYpOhUi'cL]L FIND MORE ABOUT BACAP ON PAGE 21.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-
      TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET
     FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS CASH RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
       YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

     THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Cash Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

             1991  1992  1993  1994  1995  1996  1997  1998  1999  2000
             ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
             5.94% 3.42% 2.78% 3.78% 5.54% 4.99% 5.19% 5.13% 4.76% 6.01%

         * Year-to-date return as of June 30, 2001: 2.40%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                         Best: 1st quarter 1991:  1.68%
                         Worst: 2nd quarter 1993: 0.67%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                                          Since
                                1 year 5 years 10 years inception*
              Investor A Shares  6.01%  5.21%    4.75%     4.89%

     *The inception date of Investor A Shares is July 16, 1990.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES
     (Fees paid directly from your investment)           Investor A Shares
     Maximum sales charge (load) imposed on purchases          none
     Maximum deferred sales charge (load)                      none
     ANNUAL FUND OPERATING EXPENSES/1/
     (Expenses that are deducted from the Fund's assets)
     Management fees                                           0.15%
     Distribution (12b-1), shareholder servicing and
      shareholder administration fees                          0.45%
                                                               0.12%
     Other expenses                                            -----
     Total annual Fund operating expenses                      0.72%
                                                              (0.07)%
     Fee waivers and/or reimbursements                        -------
     Total net expenses/2/                                     0.65%
                                                               =====

     /1The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. /

     /2The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery. /

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
               Investor A Shares  $66    $224    $395     $891

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 21.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

     THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS TREASURY RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:

  .U.S. Treasury obligations

  .repurchase agreements and reverse repurchase agreements secured by U.S.
   Treasury obligations

  .obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

     THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Treasury Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                    [CHART]

       1991  1992  1993  1994  1995  1996  1997  1998  1999  2000
       ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
       5.57% 3.28% 2.55% 3.62% 5.38% 4.88% 5.02% 4.93% 4.47% 5.70%

          * Year-to-date return as of June 30, 2001: 2.25%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 1st quarter 1991:  1.57%
Worst: 4th quarter 1993: 0.62%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                            Since
                  1 year 5 years 10 years inception*
Investor A Shares  5.70%  5.00%    4.53%     4.67%

     *The inception date of Investor A Shares is July 16, 1990.

[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES
 (Fees paid directly from your investment)                  Investor A Shares
Maximum sales charge (load) imposed on purchases                  none
Maximum deferred sales charge (load)                              none

 ANNUAL FUND OPERATING EXPENSES/1/
 (Expenses that are deducted from the Fund's assets)
Management fees                                                   0.15%
Distribution (12b-1), shareholder servicing and shareholder
 administration fees                                              0.45%
                                                                  0.12%
Other expenses                                                    -----
Total annual Fund operating expenses                              0.72%
                                                                 (0.07)%
Fee waivers and/or reimbursements                                -------
Total net expenses/2/                                             0.65%
                                                                  =====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the dates of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

        .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        .you reinvest all dividends and distributions in the Fund

        .your investment has a 5% return each year

        .the Fund's operating expenses remain the same as shown in the table above

        .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 year 3 years 5 years 10 years
Investor A Shares                                                 $66    $224    $395     $891

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

    [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 21.

     THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.


[Graphic]
     FIRST-TIER SECURITIES

     A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


NATIONS GOVERNMENT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

    [Graphic]
     YOU'LL FIND MORE ABOUT
     OTHER RISKS OF INVESTING IN
     THIS FUND IN Other important
     information AND IN THE SAI.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Government Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury securities, which for most states is free from state income tax, but will be subject to federal tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

     THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.


[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

               1992  1993  1994  1995  1996  1997  1998  1999  2000
               ----- ----- ----- ----- ----- ----- ----- ----- -----
               3.44% 2.60% 3.66% 5.35% 4.81% 4.96% 4.88% 4.54% 5.83%


          *Year-to-date return as of June 30, 2001: 2.37%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 3rd and 4th quarters 2000: 1.51%
Worst: 2nd quarter 1993:         0.63%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                   Since
                  1 year 5 years inception*
Investor A Shares  5.83%  5.00%     4.68%

     *The inception date of Investor A Shares is February 11, 1991.

[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (Fees paid directly from your investment)                  Investor A Shares
 Maximum sales charge (load) imposed on purchases                  none
 Maximum deferred sales charge (load)                              none

  ANNUAL FUND OPERATING EXPENSES/1/
  (Expenses that are deducted from the Fund's assets)
 Management fees                                                   0.15%
 Distribution (12b-1), shareholder servicing and shareholder
  administration fees                                              0.45%
                                                                   0.14%
 Other expenses                                                    -----
 Total annual Fund operating expenses                              0.74%
                                                                  (0.09)%
 Fee waivers and/or reimbursements                                -------
 Total net expenses/2/                                             0.65%
                                                                   =====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year 3 years 5 years 10 years
               Investor A Shares  $66    $228    $404     $914

[Graphic]
   ABOUT THE SUB-ADVISER

   BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 21.

   THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
   FIRST-TIER SECURITIES

   A FIRST-TIER SECURITY IS A SHORT-
    TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET
   FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.



NATIONS TAX-EXEMPT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.

     THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

               1992  1993  1994  1995  1996  1997  1998  1999  2000
               ----- ----- ----- ----- ----- ----- ----- ----- -----
               2.54% 1.97% 2.47% 3.43% 3.06% 3.22% 2.93% 2.73% 3.58%

        *YEAR-TO-DATE RETURN AS OF JUNE 30, 2001: 1.41%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 2nd and 4th quarters 2000: 0.94%
Worst: 1st quarter 1993:         0.47%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                            Since
                  1 year 5 years 10 years inception*
Investor A Shares  3.94%  3.42%    3.25%     3.77%

     * The inception date of Investor A Shares is April 5, 1991.

[Graphic]
     THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.
[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)                   Investor A Shares
Maximum sales charge (load) imposed on purchases                  none
Maximum deferred sales charge (load)                              none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                                   0.15%
Distribution (12b-1), shareholder servicing and shareholder
 administration fees                                              0.45%
                                                                  0.13%
Other expenses                                                    -----
Total annual Fund operating expenses                              0.73%
                                                                 (0.08)%
Fee waivers and/or reimbursements                                -------
Total net expenses/2/                                             0.65%
                                                                  =====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 year 3 years 5 years 10 years
Investor A Shares                        $66    $225    $398     $899

[Graphic]
        Other important information

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of their assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their assets in first-tier securities of a single issuer for up to three business days

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund it will have the additional risks of investing in a master portfolio.

      .Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255





[Graphic]
        How the Funds are managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                            Maximum  Actual fee
                                            advisory  paid last
                                              fee    fiscal year
                Nations Cash Reserves        0.15%      0.15%
                Nations Treasury Reserves    0.15%      0.15%
                Nations Government Reserves  0.15%      0.14%
                Nations Tax Exempt Reserves 0.15%/1/    0.18%

/1/ This fee is the current contract level, which has been reduced from the contract level that was in effect during the last fiscal year.

[Graphic]
     BANC OF AMERICA CAPITAL MANAGEMENT, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255


INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                        BACAP Team
Nations Cash Reserves       Taxable Money Market Management Team
Nations Treasury Reserves   Taxable Money Market Management Team
Nations Government Reserves Taxable Money Market Management Team
Nations Tax-Exempt Reserves Tax-Exempt Money Market Management Team

[Graphic]
     STEPHENS INC.

     111 CENTER STREET
     LITTLE ROCK, ARKANSAS 72201

[Graphic]
     PFPC INC.

     400 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809



OTHER SERVICE PROVIDERS
The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]
     WE'VE USED THE TERM, investment professional, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. Selling agent OR servicing agent (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

     WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.



[Graphic]
        Buying, selling and exchanging shares

You can invest in the Funds through your selling agent or directly through Nations Funds. You don't pay any sales charges when you buy, sell or exchange Investor A Shares of the Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You'll find more information about buying, selling and exchanging Investor A Shares on the pages that follow. You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

                     Ways to
                   buy, sell or             How much you can buy,
                     exchange                 sell or exchange                          Other things to know
                  --------------- ------------------------------------------ ------------------------------------------
Buying shares     In a lump sum   minimum initial investment:                There is no limit to the amount you can
                                  .$1,000 for regular accounts               invest in Investor A Shares.
                                  .$500 for traditional and Roth IRA
                                   accounts
                                  .$250 for certain fee-based accounts
                                  .no minimum for certain retirement plan
                                   accounts like 401(k) plans and SEP
                                   accounts, but other restrictions apply
                                  minimum additional investment:
                                  .$100 for all accounts
                  Using our       minimum initial investment:                You can buy shares twice a month,
                  Systematic      .$100                                      monthly or quarterly, using automatic
                  Investment Plan minimum additional investment:             transfers from your bank account.
                                  .$50
-----------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum   .you can sell up to $50,000 of your        We usually send you or your selling agent
                                   shares by telephone, otherwise there      the sale proceeds on the same day that
                                   are no limits to the amount you can sell  we receive your order.
                                  .other restrictions may apply to           If you paid for your shares with a check
                                   withdrawals from retirement plan          that wasn't certified, we'll hold the sale
                                   accounts                                  proceeds when you sell those shares for
                                                                             at least 15 days after the trade date of
                                                                             the purchase, or until the check has
                                                                             cleared, whichever is later.
                  Using our free  . minimum $250 per check                   You can write checks for free. You can
                  checkwriting                                               only use checks to make partial
                  service                                                    withdrawals from a Fund. You can't use a
                                                                             check to make a full withdrawal from a
                                                                             Fund.
                  Using our       .minimum $25 per withdrawal                Your account balance must be at least
                  Automatic                                                  $10,000 to set up the plan. You can make
                  Withdrawal Plan                                            withdrawals twice a month, monthly,
                                                                             quarterly, bi-annually or annually. We'll
                                                                             send your money by check or deposit it
                                                                             directly to your bank account.
-----------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum   . minimum $1,000 per exchange              You can generally exchange Investor A
                                                                             Shares of a Money Market Fund for
                                                                             Investor A Shares of any other Nations
                                                                             Fund, except Index Funds. Some
                                                                             exceptions apply.
                  Using our       minimum exchange per Fund                  You must already have an investment in
                  Automatic       .$25                                       the Funds into which you want to
                  Exchange                                                   exchange. You can make exchanges
                  Feature                                                    monthly or quarterly.

[Graphic]
     A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

     EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.




HOW SHARES ARE PRICED
All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  .5:00 p.m. Eastern time each business day for each share class of Nations
   Cash Reserves and Nations Treasury Reserves
  .2:30 p.m. Eastern time each business day for each share class of Nations
   Government Reserves
  .12:00 noon Eastern time each business day for each share class of Nations
   Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND
The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  .5:00 p.m. Eastern time for Nations Cash Reserves and Nations Treasury
   Reserves, except:
     .Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year
     .Orders must be received for Nations Treasury Reserves by 3:00 p.m.
      Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund
  .2:30 p.m. Eastern time for Nations Government Reserves
  .12:00 noon Eastern time for Nations Tax-Exempt Reserves

Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

 Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
      .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.



[Graphic]
     BUYING SHARES

     Here are some general rules for buying shares:

         .You buy Investor A Shares at net asset value per share.

         .We must receive payment by the following times on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early):
          .5:30 p.m. Eastern time for Nations Cash Reserves and Nations
           Treasury Reserves, except:
            .Payment must be received for Nations Treasury Reserves by 4:00
             p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund
            .Payment must be received for Nations Cash Reserves by 4:00 p.m.
             Eastern time on the last business day of the calendar year
          .4:00 p.m. Eastern time for Nations Government Reserves and Nations
           Tax-Exempt Reserves.

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     MINIMUM INITIAL INVESTMENT
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

         .$500 for traditional and Roth individual retirement accounts (IRAs)

         .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

         .$100 using our for Systematic Investment Plan

         .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.

     MINIMUM ADDITIONAL INVESTMENT
     You can make additional purchases of as little as $100, or $50 if you use our Systematic Investment Plan.

 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

 Here's how the plan works:

      .You can buy shares twice a month, monthly or quarterly.

      .You can choose to have us transfer your money on or about the 15th or the last day of the month.

      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

          [Graphic]
      FOR MORE INFORMATION
      ABOUT TELEPHONE ORDERS,
      SEE How orders are
      processed.



[Graphic]
     SELLING SHARES

     Here are some general rules for selling shares:

         .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

         .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account on the same business day that the Fund receives your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         .We can delay payment of the sale proceeds of Nations Tax-Exempt
          Reserves for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

         .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

         .under certain other circumstances allowed under the 1940 Act

 Checkwriting service
 You can withdraw money from the Funds using our free checkwriting service. You can contact your investment professional or us to set up the service.

 Here's how the service works:

      .Each check you write must be for $250 or more.

      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

      .We can change or cancel the service by giving you 30 days notice in writing.

 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

 Here's how the plan works:

      .Your account balance must be at least $10,000 to set up the plan.

      .If you set up the plan after you've opened your account, your signature must be guaranteed.

      .You can choose to have us transfer your money on or about the 10th or 25th of the month.

      .We'll send you a check or deposit the money directly to your bank account.

      .You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.




[Graphic]
     EXCHANGING SHARES

     You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Exchanges are not available if you bought your Investor A Shares through a cash sweep option on your account or through a mutual fund supermarket.

     Here's how exchanges work:

         .You can exchange Investor A Shares of a Money Market Fund for
          Investor A Shares of any other Nations Fund, except Index Funds.

         .If you bought Investor A Shares of a Money Market Fund through a
          Nations Funds IRA, you can exchange these shares for Investor B Shares of any other Nations Fund, except Money Market Funds. If you received your Investor B Shares before January 1, 1996 or after July 31, 1997, a contingent deferred sales charge (CDSC) may apply when you sell your Investor B Shares. The CDSC will be based on the period from when you received the Investor B Shares until you sold them.

         .You must exchange at least $1,000, or $25 if you use our Automatic
          Exchange Feature.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

      .Send your request to PFPC in writing or call 1.800.321.7854.

      .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

      .You must already have an investment in the Funds you want to exchange.

      .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

      .The rules for making exchanges apply to automatic exchanges.

[Graphic]
     THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

     THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

     YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.



                                    [Graphic]


        How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1), SHAREHOLDER SERVICING AND SHAREHOLDER ADMINISTRATION FEES Stephens, BA Advisors and selling and servicing agents are compensated for selling shares and providing services to investors under a distribution and shareholder servicing plan and a shareholder administration plan.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.10% of the average daily net assets of Investor A Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of up to 0.25% of the average daily net assets of Investor A Shares of the Funds.

BA Advisors, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of up to 0.10% of the average daily net assets of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  .an additional amount of up to 1.00% of the net asset value per share on all sales of Investor A Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary, and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

[Graphic]
     THE POWER OF COMPOUNDING

     REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

     PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.




[Graphic]
        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year.

The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

   [Graphic]
     FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.


HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

NATIONS TAX EXEMPT RESERVES
In general, you will not be subject to federal income tax on distributions by Nations Tax Exempt Reserves of its tax-exempt interest income. These distributions, however, may be subject to state, local and other taxes.

Although the Fund does not intend to earn any taxable income or capital gain, any distributions of taxable income or capital gain generally are subject to tax.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS CASH RESERVES            FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR*

                                              Year ended Year ended Year ended Year ended Year ended
INVESTOR A SHARES                              03/31/01   03/31/00   03/31/99   03/31/98   03/31/97
OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00      $1.00      $1.00      $1.00      $1.00
Net investment income                           0.0586     0.0487     0.0486     0.0512     0.0485
DISTRIBUTIONS:
Dividends from net investment income           (0.0586)   (0.0487)   (0.0486)   (0.0512)   (0.0485)
Total dividends and distributions              (0.0586)   (0.0487)   (0.0486)   (0.0512)   (0.0485)
Net asset value, end of year                    $1.00      $1.00      $1.00      $1.00      $1.00
TOTAL RETURN++                                  6.02%      4.98%      4.91%      5.24%      4.96%
============================================= ========== ========== ========== ========== ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)             $638,529   $589,804   $695,703  $1,706,692 $1,157,724
Ratio of operating expenses to average net
  assets                                       0.65%(a)   0.65%(a)   0.65%(a)    0.65%      0.65%
Ratio of net investment income to average net
 assets                                         5.84%      4.86%      4.86%      5.13%      4.86%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.68%(a)   0.70%(a)   0.69%(a)    0.70%      0.70%

                                 *The financial information for the fiscal periods through March 31, 2001 reflect the financial information for Nations Prime Fund Investor A Shares which were reorganized into Nations Cash Reserves Investor A Shares as of May 10, 2002.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS TREASURY RESERVES        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR*

                                              Year ended Year ended Year ended Year ended Year ended
INVESTOR A SHARES                              03/31/01   03/31/00   03/31/99   03/31/98   03/31/97
OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00      $1.00      $1.00      $1.00      $1.00
Net investment income                           0.0558     0.0458     0.0464     0.0496     0.0474
DISTRIBUTIONS:
Dividends from net investment income           (0.0558)   (0.0458)   (0.0464)   (0.0496)   (0.0474)
Total dividends and distributions              (0.0558)   (0.0458)   (0.0464)   (0.0496)   (0.0474)
Net asset value, end of year                    $1.00      $1.00      $1.00      $1.00      $1.00
TOTAL RETURN++                                  5.72%      4.68%      4.74%      5.06%      4.85%
============================================= ========== ========== ========== ========== ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)             $914,264  $1,044,726 $1,176,233 $1,361,214  $719,199
Ratio of operating expenses to average net
  assets                                       0.65%(a)   0.65%(a)   0.65%(a)    0.65%      0.65%
Ratio of net investment income to average net
 assets                                         5.56%      4.55%      4.66%      4.96%      4.74%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.68%(a)   0.70%(a)   0.70%(a)    0.70%      0.70%

                                 *The financial information for the fiscal periods through March 31, 2001 reflect the financial information for Nations Treasury Fund Investor A Shares which were reorganized into Nations Treasury Reserves Investor A Shares as of May 10, 2002.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS GOVERNMENT RESERVES      FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR*

                                              Year ended Year ended Year ended Year ended Year ended
INVESTOR A SHARES                              03/31/01   03/31/00   03/31/99   03/31/98   03/31/97
OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00      $1.00      $1.00      $1.00      $1.00
Net investment income                           0.0575     0.0465     0.0462     0.0489     0.0468
DISTRIBUTIONS:
Dividends from net investment income           (0.0575)   (0.0465)   (0.0462)   (0.0489)   (0.0468)
Total dividends and distributions              (0.0575)   (0.0465)   (0.0462)   (0.0489)   (0.0468)
Net asset value, end of year                    $1.00      $1.00      $1.00      $1.00      $1.00
TOTAL RETURN++                                  5.90%      4.75%      4.72%      5.01%      4.80%
============================================= ========== ========== ========== ========== ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's)             $22,925    $16,002    $13,924    $23,806    $18,717
Ratio of operating expenses to average net
  assets                                       0.65%(a)   0.65%(a)   0.65%(a)    0.65%      0.65%
Ratio of net investment income to average net
  assets                                        5.74%      4.71%      4.62%      4.90%      4.68%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                               0.71%(a)   0.79%(a)   0.93%(a)    0.94%      0.92%

                                 * The financial information for the fiscal periods through March 31, 2001 reflect the financial information for Nations Government Money Market Fund Investor A Shares which were reorganized into Nations Government Reserves Investor A Shares as of May 10, 2002.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS TAX-EXEMPT RESERVES      FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR*

                                              Year ended Year ended Year ended Year ended Year ended
INVESTOR A SHARES                              03/31/01   03/31/00   03/31/99   03/31/98   03/31/97
OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00      $1.00      $1.00      $1.00      $1.00
Net investment income                           0.0348     0.0286     0.0278     0.0316     0.0300
DISTRIBUTIONS:
Dividends from net investment income           (0.0348)   (0.0286)   (0.0278)   (0.0316)   (0.0300)
Total dividends and distributions              (0.0348)   (0.0286)   (0.0278)   (0.0316)   (0.0300)
Net asset value, end of year                    $1.00      $1.00      $1.00      $1.00      $1.00
TOTAL RETURN++                                  3.53%      2.90%      2.81%      3.20%      3.04%
============================================= ========== ========== ========== ========== ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of year (in 000's)             $51,705    $43,934    $53,693    $171,786   $145,337
Ratio of operating expenses to average net
 assets                                         0.65%      0.65%     0.65%(a)   0.58%(a)    0.55%
Ratio of net investment income to average net
 assets                                         3.45%      2.85%      2.76%      3.15%      3.00%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 0.68%      0.77%     0.90%(a)   0.84%(a)    0.80%

                                 * The financial information for the fiscal periods through March 31, 2001 reflect the financial information for Nations Tax-Exempt Fund Investor A Shares which were reorganized into Nations Tax-Exempt Reserves Investor A Shares as of May 10, 2002.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
     THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large affect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

     SEC file number:
     Nations Funds Trust, 811-09645

     RESPROIA-5/02



[Graphic]
      Where to find more information

You'll find more information about Nations Money Market Funds in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nationsfunds.com

     Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
[LOGO] Nations Funds

                                    [Graphic]


Nations Tax - Exempt Reserves
Trust Class Shares


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


------------------
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
------------------


Prospectus
May 10, 2002


NATIONS FUNDS

An overview of the Fund
--------------------------------------------------------------------------------


[Graphic]
     TERMS USED IN THIS PROSPECTUS

     IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

   [Graphic]
      YOU'LL FIND Terms used in
      this prospectus ON PAGE 22.

     YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.


This booklet, which is called a prospectus, tells you about Nations Tax-Exempt Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Trust Class Shares of the Fund. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts for which they act as fiduciary, agent or custodian. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

ABOUT THE FUND
Nations Tax-Exempt Reserves seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Tax-Exempt Reserves may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

It may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that start on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------




[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER --BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

      [Graphic]
      YOU'LL FIND MORE ABOUT
      BA ADVISORS AND BACAP
      STARTING ON PAGE 10.




[Graphic]

        About the Fund


NATIONS TAX-EXEMPT RESERVES                                                 4
Sub-adviser: BACAP
------------------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                                 8
------------------------------------------------------------------------------
HOW THE FUND IS MANAGED                                                    10

[Graphic]
       About your investment

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                                     13
  Shareholder administration fees                                           17
  Distributions and taxes                                                   18
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                        20
------------------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                               22
------------------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                                      BACK COVER

[Graphic]
   ABOUT THE SUB-ADVISER

   BACAP IS THE FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 11.

   THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
   FIRST-TIER SECURITIES

   A FIRST-TIER SECURITY IS A SHORT-
    TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET
   FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING
   BY A
    NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION OR IS CONSIDERED
   TO BE OF COMPARABLE QUALITY.



NATIONS TAX-EXEMPT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      OTHER RISKS OF INVESTING IN
      THIS FUND IN Other important
      information AND IN THE SAI.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserve would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.

     THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     1991  4.15%
     1992  2.58%
     1993  2.24%
     1994  2.71%
     1995  3.71%
     1996  3.31%
     1997  3.49%
     1998  3.29%
     1999  3.09%
     2000  3.94%

        *Year-to-date return as of June 30, 2001: 1.59%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 1st quarter 1991:  1.10%
Worst: 1st quarter 1993: 0.53%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                             Since
                   1 year 5 years 10 years inception*
Trust Class Shares 3.94%   3.42%   3.25%     3.77%

     *The inception date of Trust Class Shares is March 14, 1988.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.



[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES
     (Fees paid directly from your investment)           Trust Class Shares
      Maximum sales charge (load) imposed on purchases         none
      Maximum deferred sales charge (load)                     none
     ANNUAL FUND OPERATING EXPENSES/1/
     (Expenses that are deducted from the Fund's assets)
      Management fees                                          0.15%
      Shareholder administration fees                          0.10%
                                                               0.13%
      Other expenses                                           -----
      Total annual Fund operating expenses                     0.38%
                                                              (0.08)%
      Fee waivers and/or reimbursements                       -------
      Total net expenses/2/                                    0.30%
                                                               =====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year 3 years 5 years 10 years
Trust Class Shares  $31    $114    $205     $473

[Graphic]
        Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of its assets in securities, of the same issuer, other than U.S. government securities; however, it may invest up to 25% of its assets in first-tier securities of a single issuer for up to three business days

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio

      .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255


[Graphic]
        How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to the Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fee it received during the Fund's last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                        Maximum  Actual fee
                                        advisory  paid last
                                         fee/1/  fiscal year
Nations Tax-Exempt Reserves               0.15%     0.18%

/1/This fee is the current contact level, which has been reduced from the contract level that was in effect during the last fiscal year.

[Graphic]
   BANC OF AMERICA
   CAPITAL MANAGEMENT, LLC

   ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255




INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to Nations Tax-Exempt Reserves. BACAP's Tax-Exempt Money Market Management Team is responsible for making the day-to-day investment decisions for the Fund.

[Graphic]
     STEPHENS INC.

     111 CENTER STREET
     LITTLE ROCK, ARKANSAS 72201


[Graphic]
     PFPC INC.

     400 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809


OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly. The Fund also pays shareholder administration fees to BA Advisors or financial institutions for providing services to investors.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]
   WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.




[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Trust Class Shares of the Fund. Here are some general rules about this class of shares:

..Trust Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

  .Bank of America and certain of its affiliates

  .certain other financial institutions and intermediaries, including financial planners and investment advisers

  .institutional investors

  .charitable foundations

  .endowments

  .other funds in the Nations Funds Family.

..The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Trust Class Shares.

..There is no minimum amount for additional investments.

..There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Trust Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[Graphic]
     A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. NATIONS TAX-EXEMPT RESERVES RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

     EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.



HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at 12:00 noon Eastern time each business day for each share class (unless the Fund closes early).

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Fund.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by 12:00 noon Eastern time on a business day (unless the Fund closes early) will receive that day's net asset value per share.

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
     THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.


[Graphic]
     BUYING SHARES
     Here are some general rules for buying shares:

         .You buy Trust Class Shares at net asset value per share.

         .We must receive payment by 4:00 p.m. Eastern time on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early).

        If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

[Graphic]
     SELLING SHARES
     Here are some general rules for selling shares:

         .We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

[Graphic]
     YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.


[Graphic]
     EXCHANGING SHARES
     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Trust Class Shares of the Fund for:

            .Primary A shares of all other Nations Funds,

            .Trust Class Shares of Nations Money Market Funds.

         .You must exchange at least $250,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
     FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.


                                    [Graphic]


      Shareholder administration fees

BA Advisors, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Trust Class Shares of the Fund under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Fund pays these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

BA Advisors and Stephens may pay amounts from their own assets to servicing agents of the Fund for services they provide.

[Graphic]
     THE POWER OF COMPOUNDING

     REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A
     FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

     PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]
        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year.

The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.


[Graphic]
     FOR MORE INFORMATION
     ABOUT TAXES, PLEASE
     SEE THE SAI.



HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain generally are taxable to you as ordinary income.

Although the Fund does not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Distributions that come from Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Any distributions that come from taxable income or realized capital gain of the Fund are generally subject to tax.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS TAX-EXEMPT RESERVES      FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR*

                                              Year ended Year ended Year ended   Year ended   Year ended
Trust Class Shares                             03/31/01   03/31/00   03/31/99     03/31/98     03/31/97
OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00      $1.00        $1.00        $1.00      $1.00
Net investment income                           0.0383     0.0321       0.0312       0.0345     0.0324
DISTRIBUTIONS:
Dividends from net investment income           (0.0383)   (0.0321)     (0.0312)     (0.0345)   (0.0324)
Total dividends and distributions              (0.0383)   (0.0321)     (0.0312)     (0.0345)   (0.0324)
Net asset value, end of year                    $1.00      $1.00        $1.00        $1.00      $1.00
TOTAL RETURN++                                  3.89%      3.26%        3.17%        3.48%      3.29%
============================================= ========== ========== ==========   ==========   ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of year (in 000's)            $2,383,067 $2,037,742   $2,132,148   $2,001,083 $1,184,313
Ratio of operating expenses to average net
 assets                                         0.30%      0.30%       0.30%(a)     0.30%(a)    0.30%
Ratio of net investment income to average net
 assets                                         3.80%      3.20%        3.11%        3.43%      3.25%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 0.33%      0.42%       0.55%(a)     0.56%(a)    0.55%

                                 * The financial information for the fiscal periods through March 31, 2001 reflect the financial information for Nations Tax-Exempt Fund Primary A Shares which were reorganized into Nations Tax-Exempt Reserves Trust Class Shares as of May 10, 2002.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
     THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:

   Nations Funds Trust, 811-09645

   TXRTRUST - 5/02


[Graphic]
        Where to find more information

You'll find more information about Nations Tax-Exempt Reserves in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)
      1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds c/o Stephens Inc.
     One Bank of America Plaza 33rd Floor Charlotte, NC 28255

     On the Internet: www.nationsfunds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


  [LOGO] Nations Funds

                                    [Graphic]


Nations Tax - Exempt Reserves
Trust Class Shares


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


------------------
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
------------------


Prospectus
May 10, 2002


NATIONS FUNDS

An overview of the Fund
--------------------------------------------------------------------------------


[Graphic]
     TERMS USED IN THIS PROSPECTUS

     IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

     [Graphic]
      YOU'LL FIND Terms used in this prospectus ON PAGE 25.

     YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.


This booklet, which is called a prospectus, tells you about Nations Tax-Exempt Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Investor Class Shares of the Fund. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

ABOUT THE FUND
Nations Tax-Exempt Reserves seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Tax-Exempt Reserve may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

It may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that start on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC, (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
      YOU'LL FIND MORE ABOUT
      BA ADVISORS AND BACAP STARTING ON PAGE 10.


[Graphic]
        About the Fund

                        NATIONS TAX-EXEMPT RESERVES  4
                        Sub-adviser: BACAP
                        -------------------------------
                        OTHER IMPORTANT INFORMATION  8
                        -------------------------------
                        HOW THE FUND IS MANAGED     10


[Graphic]
        About your investment

             INFORMATION FOR INVESTORS
               Buying, selling and exchanging shares             13
                 How orders are processed                        15
               How selling and servicing agents are paid         20
               Distributions and taxes                           21
             ------------------------------------------------------
             FINANCIAL HIGHLIGHTS                                23
             ------------------------------------------------------
             TERMS USED IN THIS PROSPECTUS                       25
             ------------------------------------------------------
             WHERE TO FIND MORE INFORMATION              BACK COVER

[Graphic]
   ABOUT THE SUB-ADVISER

   BACAP IS THE FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 11.

   THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
   FIRST-TIER SECURITIES

   A FIRST-TIER SECURITY IS A SHORT-
    TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET
   FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.



NATIONS TAX-EXEMPT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT
      OTHER RISKS OF INVESTING IN
      THIS FUND IN Other important
      information AND IN THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserve would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.

     THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

       3.55%  3.18%  3.29%  3.03%  2.83%  3.68%
       1995   1996   1997   1998   1999   2000

          *Year-to-date return as of June 30, 2001: 1.46%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                     Best: 2nd and 4th quarters 2000: 0.97%
                     Worst: 1st quarter 1999:         0.61%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                       Since
                      1 year 5 years inception*
Investor Class Shares 3.68%   3.20%    3.19%

     *The inception date of Investor Class Shares is March 7, 1994.

[Graphic]
     THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.



[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)           Investor Class Shares
Maximum sales charge (load) imposed on purchases             none
Maximum deferred sales charge (load)                         none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)
Management fees                                              0.15%
Distribution (12b-1) and shareholder servicing fees          0.35%
                                                             0.13%
Other expenses                                               ----
Total annual Fund operating expenses                         0.63%
                                                            (0.08)%
Fee waivers and/or reimbursements                           -----
Total net expenses/2/                                        0.55%
                                                             ====

     /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

     /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 year 3 years 5 years 10 years
Investor Class Shares                    $56    $194    $344     $781

[Graphic]
        Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of its assets in securities of the same issuer, other than U.S. government securities; however, it may invest up to 25% of its assets in first-tier securities of a single issuer for up to three business days

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons does not earn income.
      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255


[Graphic]
        How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to the Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fee it received during the Fund's last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                            Maximum  Actual fee
                            advisory  paid last
                             fee/1/  fiscal year
Nations Tax-Exempt Reserves   0.15%     0.18%

/1/ This fee is the current contract level, which has been reduced from the contract level that was in effect during the last fiscal year.

[Graphic]
     BANC OF AMERICA
     CAPITAL MANAGEMENT, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255



INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to Nations Tax-Exempt Reserves. BACAP's Tax-Exempt Money Market Management Team is responsible for making the day-to-day investment decisions for the Fund.

[Graphic]
     STEPHENS INC.

     111 CENTER STREET
     LITTLE ROCK, ARKANSAS 72201

[Graphic]
     PFPC INC.

     400 BELLEVUE PARKWAY
     WILMINGTON, DELAWARE 19809



OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]
     WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.


[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Investor Class Shares of the Fund. Here are some general rules about this class of shares:

  .Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

    .Bank of America and certain of its affiliates

    .certain other financial institutions and intermediaries.

  .The minimum initial investment is $25,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to come up with the minimum initial investment. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Investor Class Shares.

  .There is no minimum for additional investments.

  .The minimum initial investment is $10,000 using the Systematic Investment
   Plan. The minimum for additional investments under this plan is $1,000.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Investor Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

                        Ways to
                      buy, sell or               How much you can buy,
                        exchange                   sell or exchange                           Other things to know
                  -------------------- ------------------------------------------ --------------------------------------------
Buying shares     In a lump sum        minimum initial investment:                There is no limit to the amount you can
                                       .$25,000                                   invest in Investor Class Shares.
                                       minimum additional investment:
                                       .none
                  Using our            minimum initial investment:                You can buy shares twice a month, monthly
                  Systematic           .$10,000                                   or quarterly, using automatic transfers from
                  Investment Plan      minimum additional investment:             your bank account.
                                       .$1,000
------------------------------------------------------------------------------------------------------------------------------
Selling shares    In a lump sum        .you can sell up to $50,000 of your shares We usually send you the sale proceeds on
                                        by telephone, otherwise there are no      the same day that we receive your order. If
                                        limits to the amount you can sell         you paid for your shares with a check that
                                       .other restrictions may apply to           wasn't certified, we'll hold the sale
                                        withdrawals from retirement plan          proceeds when you sell those shares for at
                                        accounts                                  least 15 days after the trade date of the
                                                                                  purchase, or until the check has cleared,
                                                                                  whichever is later.
                  Using our free       .minimum $250 per check                    You can write checks for free. You can only
                  checkwriting service                                            use checks to make partial withdrawals
                                                                                  from the Fund. You can't use a check to
                                                                                  make a full withdrawal from the Fund.
                  Using our            .minimum $25 per withdrawal                Your account balance must be at least
                  Automatic                                                       $10,000 to set up the plan. You can make
                  Withdrawal Plan                                                 withdrawals twice a month, monthly,
                                                                                  quarterly, bi-annually or annually. We'll
                                                                                  send your money by check or deposit it
                                                                                  directly to your bank account.
------------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum        .minimum $25,000 per exchange              You can exchange Investor Class shares of
                                                                                  the Fund for Investor Class Shares of any
                                                                                  other Nations Money Market Fund.
                  Using our            minimum exchange per Fund                  You must already have an investment in the
                  Automatic            . $25                                      Funds into which you want to exchange. You
                  Exchange                                                        can make exchanges monthly or quarterly.
                  Feature

[Graphic]
     A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. NATIONS TAX-EXEMPT RESERVES RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

     EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at 12:00 noon Eastern time each business day for each share class (unless the Fund closes early).

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Fund.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by 12:00 noon Eastern time on a business day (unless the Fund closes early) will receive that day's net asset value per share.

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:
         .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
         .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
         .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
         .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.





     [Graphic]
     FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE How orders are processed.



[Graphic]
     BUYING SHARES
     Here are some general rules for buying shares:

         .You buy Investor Class Shares at net asset value per share.

         .We must receive payment by 4:00 p.m. Eastern time on the business day
          Stephens, PFPC or their agents receive the order (unless the Fund closes early).

          If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

         .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

         .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.


Systematic Investment Plan
You can make regular purchases of $1,000 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

      .You can buy shares twice a month, monthly or quarterly.

      .You can choose to have us transfer your money on or about the 15th or the last day of the month.

      .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.

[Graphic]
     SELLING SHARES
     Here are some general rules for selling shares:

         .If you're selling your Investor Class Shares through a selling agent, financial institution or intermediary we'll normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

         .If you're selling your Investor Class Shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account on the same business day that the Fund receives your order.

         .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

         .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

         .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

         .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

         .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         .We can delay payment of the sale proceeds for up to seven days.

         .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

         .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

         .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

         .under certain other circumstances allowed under the 1940 Act

Checkwriting service
You can withdraw money from the Fund using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

      .Each check you write must be for $250 or more.

      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in the Fund.

      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

      .We can change or cancel the service by giving you 30 days notice in writing.

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

      .Your account balance must be at least $10,000 to set up the plan.

      .If you set up the plan after you've opened your account, your signature must be guaranteed.

      .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

      .We'll send you a check or deposit the money directly to your bank account.

      .You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.



[Graphic]
     EXCHANGING SHARES

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

         .You can exchange Investor Class Shares of the Fund for Investor Class
          Shares of any other Nations Money Market Fund.

         .You must exchange at least $25,000 at a time.

         .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         .You may only make exchanges into a Fund that is legally sold in your state of residence.

         .You generally may only make an exchange into a Fund that is accepting investments.

         .We may limit the number of exchanges you can make within a specified period of time.

         .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor Class Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

  .Send your request to PFPC in writing or call 1.800.321.7854.

  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  .You must already have an investment in the Funds you want to exchange into.

  .You can choose to have us transfer your money on or about the 1st or the 15th of the month.

  .The rules for making exchanges apply to automatic exchanges.

[Graphic]
     THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

     THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER
     RULE 12B-1 OF THE 1940 ACT.

     THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.



                                    [Graphic]


        How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.10% of the average daily net assets of Investor Class Shares of the Fund, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Investor Class Shares of the Fund.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

[Graphic]
     THE POWER OF COMPOUNDING

     REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND - WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

     PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]
        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year.

The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

     [Graphic]
      FOR MORE INFORMATION ABOUT
      TAXES, PLEASE SEE THE SAI.



HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Fund does not expect to realize any capital gain any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Distributions that come from Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Any distributions that come from taxable income or realized capital gain of the Fund are generally subject to tax.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS TAX-EXEMPT
 RESERVES                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR*

                                              Year     Year     Year       Year       Year
                                             ended    ended    ended      ended      ended
 Investor Class Shares                      03/31/01 03/31/00 03/31/99   03/31/98   03/31/97
OPERATING PERFORMANCE:
Net asset value, beginning of year           $1.00    $1.00      $1.00      $1.00    $1.00
Net investment income                        0.0358   0.0296     0.0288     0.0323   0.0311
DISTRIBUTIONS:
Dividends from net investment income        (0.0358) (0.0296)   (0.0288)   (0.0323) (0.0311)
Total dividends and distributions           (0.0358) (0.0296)   (0.0288)   (0.0323) (0.0311)
Net asset value, end of year                 $1.00    $1.00      $1.00      $1.00    $1.00
TOTAL RETURN++                               3.63%    3.00%      2.91%      3.26%    3.15%
==========================================  ======== ======== ========   ========   ========
Net assets, end of year (in 000's)            $290     $326       $218     $67,511  $62,761
Ratio of operating expenses to average
 net assets                                  0.55%    0.55%     0.55%(a)   0.48%(a)  0.45%
Ratio of net investment income to average
 net assets                                  3.55%    2.95%      2.86%      3.25%    3.10%
Ratio of operating expenses to average
 net assets without waivers and/or expense
 reimbursements                              0.58%    0.67%     0.80%(a)   0.74%(a)  0.70%

                                 * The financial information for the fiscal periods through March 31, 2001 reflect the financial information for Nations Tax Exempt Fund Investor C Shares which were reorganized into Nations Tax-Exempt Reserves Investor Class Shares as of May 10, 2002.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
     THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.


[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number:
   Nations Funds Trust, 811-09645

   TXRINVESTOR -- 5/02



[Graphic]
      Where to find more information

You'll find more information about Nations Tax-Exempt Reserves in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.626.2275 (Institutional Investors)

                1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nationsfunds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] Nations Funds

                                    [Graphic]

Nations Tax - Exempt Reserves
Daily Class Shares


Not FDIC Insured
May Lose Value
No Bank Guarantee

Nations Funds












      Prospectus
      MAY 10, 2002


  THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An overview of the Fund
--------------------------------------------------------------------------------



This booklet, which is called a prospectus, tells you about Nations Tax-Exempt Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Daily Class Shares of the Fund. This class of shares is designed to be purchased through a selling agent or directly through Nations Funds. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

ABOUT THE FUND
Nations Tax-Exempt Reserves seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Tax-Exempt Reserves may be suitable for you if:

  .you're looking for a relatively low risk investment with stability of principal

  .you have short-term income needs

It may not be suitable for you if:

  .you're looking for higher returns

  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that start on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

    [Graphic]
       YOU'LL FIND MORE ABOUT
       BA ADVISORS AND BACAP STARTING ON PAGE 10.


[Graphic]
       About the Fund


                        NATIONS TAX-EXEMPT RESERVES  4
                        Sub-adviser: BACAP
                        -------------------------------
                        OTHER IMPORTANT INFORMATION  8
                        ------------------------------
                        HOW THE FUND IS MANAGED     10

[Graphic]
       About your investment

             INFORMATION FOR INVESTORS
               Buying, selling and exchanging shares             13
                 How orders are processed                        15
               How selling and servicing agents are paid         20
               Distributions and taxes                           21
             ------------------------------------------------------
             FINANCIAL HIGHLIGHTS                                23
             ------------------------------------------------------
             TERMS USED IN THIS PROSPECTUS                       25
             ------------------------------------------------------
             WHERE TO FIND MORE INFORMATION              BACK COVER

[Graphic]
   ABOUT THE SUB-ADVISER

   BACAP IS THE FUND'S SUB-ADVISER. BACAP'S TAX-EXEMPT MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 11.

   THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

[Graphic]
   FIRST-TIER SECURITIES

   A FIRST-TIER SECURITY IS A SHORT-
    TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET
   FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING
   BY
    A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION OR IS
   CONSIDERED TO BE OF COMPARABLE QUALITY.



NATIONS TAX-EXEMPT RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. The Fund normally invests all of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  .Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

     [Graphic]
      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Tax-Exempt Reserves has the following risks:

      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      .Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      .Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-deferred plans and tax-exempt investors.

[Graphic]
     MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

     CALL US AT 1.800.321.7854 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.

     THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                    [CHART]

2.72%   2.97%   2.77%   2.58%   3.42%
1996    1997    1998    1999    2000

          *Year-to-date return as of June 30, 2001: 1.34%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 2000:                                          0.91%
Worst: 1st quarter 1999:                                         0.54%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                                              Since
                                             1 year 5 years inception*
Daily Shares                                 3.42%   2.89%    2.95%

     *The inception date of Daily Class Shares is February 10, 1995.

[Graphic]
     THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

     TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.
[Graphic]
     THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR
     LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                  Daily
      Shareholder fees                                            Class
      (Fees paid directly from your investment)                   Shares
      Maximum sales charge (load) imposed on purchases             none
      Maximum deferred sales charge (load)                         none
      Annual Fund operating expenses/1/
      (Expenses that are deducted from the Fund's assets)
      Management fees                                               0.15%
      Distribution (12b-1) and shareholder servicing fees           0.60%
      Other expenses                                                0.13%
                                                                    -----
      Total annual Fund operating expenses                          0.88%
      Fee waivers and/or reimbursements                           (0.08)%
                                                                  -------
      Total net expenses/2/                                         0.80%
                                                                    =====

   /1/The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

   /2/The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a thee year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

       .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year 3 years 5 years 10 years
       Daily Class Shares                  $82    $273    $482    $1,083

[Graphic]
       Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

       .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       .must maintain an average dollar-weighted maturity of 90 days or less

       .may normally invest no more than 5% of its assets in securities of the same issuer, other than U.S. government securities; however, it may invest up to 25% of its assets in first-tier securities of a single issuer for up to three business days

       .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      .Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons does not earn income.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255



[Graphic]
       How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to the Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fee it received during the Fund's last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                            Maximum  Actual fee
                            advisory  paid last
                             fee/1/  fiscal year
Nations Tax-Exempt Reserves   0.15%     0.18%

/1/This fee is the current contract level, which has been reduced from the contract level that was in effect during the last fiscal year.

[Graphic]
     BANC OF AMERICA CAPITAL MANAGEMENT, LLC

     ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255



INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to Nations Tax-Exempt Reserves. BACAP's Tax-Exempt Money Market Management Team is responsible for making the day-to-day investment decisions for the Fund.

[Graphic]
     STEPHENS INC.

     111 CENTER STREET LITTLE ROCK, ARKANSAS 72201

[Graphic]
     PFPC INC.

     400 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809



OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------




[Graphic]
        Buying, selling and exchanging shares

This prospectus offers Daily Class Shares of the Fund. Here are some general rules about this class of shares:

  .You can invest in the Fund through your selling agent or directly through Nations Funds. We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. Daily Class Shares are available to financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

       .Bank of America and certain affiliates

       .certain other financial institutions and intermediaries.

You'll find more information about buying, selling and exchanging Daily Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

                     Ways to
                   buy, sell or           How much you can buy,
                     exchange               sell or exchange                            Other things to know
                  --------------- -------------------------------------- --------------------------------------------------
Buying shares     In a lump sum   minimum initial investment:            There is no limit to the amount you can invest in
                                  .  $1,000 for regular accounts         Daily Class Shares.
                                  .$500 for traditional and Roth IRA
                                   accounts
                                  .  $250 for certain fee-based accounts
                                  .no minimum for certain retirement
                                   plan accounts like 401(k) plans and
                                   SEP accounts, but other restrictions
                                   apply
                                  minimum additional investment:
                                  . none
                  Using our       minimum initial investment:            You can buy shares twice a month, monthly or
                  Systematic      . $100                                 quarterly, using automatic transfers from your
                  Investment Plan minimum additional investment:         bank account.
                                  . $100
----------------------------------------------------------------------------------------------
Selling shares    In a lump sum   .you can sell up to $50,000 of your    We usually send you the sale proceeds on the
                                   shares by telephone, otherwise        same day that we receive your order.
                                   there are no limits to the amount
                                   you can sell
                                  .other restrictions may apply to       If you paid for your shares with a check that
                                   withdrawals from retirement plan      wasn't certified, we'll hold the sale proceeds
                                   accounts                              when you sell those shares for at least 15 days
                                                                         after the trade date of the purchase, or until the
                                                                         check has cleared, whichever is later.
                  Using our free  . minimum $250 per check               You can write checks for free. You can only use
                  checkwriting                                           checks to make partial withdrawals from the
                  service                                                Fund. You can't use a check to make a full
                                                                         withdrawal from the Fund.
                  Using our       . minimum $25 per withdrawal           Your account balance must be at least $10,000
                  Automatic                                              to set up the plan. You can make withdrawals
                  Withdrawal                                             twice a month, monthly, quarterly, bi-annually
                  Plan                                                   or annually. We'll send your money by check or
                                                                         deposit it directly to your bank account.
---------------------------------------------------------------------------------------------------------------------------
Exchanging shares In a lump sum   . minimum $1,000 per exchange          You can exchange Daily Class shares of the Fund
                                                                         for Daily Class Shares of any other Nations
                                                                         Money Market Fund.
                  Using our       minimum exchange per Fund              You must already have an investment in the
                  Automatic       . $25                                  Funds into which you want to exchange. You can
                  Exchange                                               make exchanges monthly or quarterly.
                  Feature

HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at 12:00 noon Eastern time each business day for each share class (unless the Fund closes early).

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Fund.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by 12:00 noon Eastern time on a business day (unless the Fund closes early) will receive that day's net asset value per share.

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.
Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

     . If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     . Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     . We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     . Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
     BUYING SHARES

     Here are some general rules for buying shares:

     . You buy Daily Class Shares at net asset value per share.

     . We must receive payment by 4:00 p.m. Eastern time on the business day
       Stephens, PFPC or their agents receive the order (unless the Fund closes early).

       If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

     . Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

     . Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     MINIMUM INITIAL INVESTMENT
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

         .$500 for traditional and Roth individual retirement accounts (IRAs)

         .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

         .$100 using our Systematic Investment Plan

         .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.

     MINIMUM ADDITIONAL INVESTMENT
     There is no minimum for additional investments except the minimum for additional investments is $100 if you use our Systematic Investment Plan.

Systematic Investment Plan
You can make regular purchases of $100 or more using automatic transfers from your bank account to the Fund. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

       .You can buy shares twice a month, monthly or quarterly.

       .You can choose to have us transfer your money on or about the 15th or the last day of the month.

       .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.

[GraphSiEcL]LING SHARES

     Here are some general rules for selling shares:

       .If you're selling your Daily Class Shares through a selling agent, financial institution or intermediary we'll normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

       .If your selling your Daily Class Shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account on the same business day that the Fund receives your order.

       .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

       .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

       .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

       .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

       .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

       .We can delay payment of the sale proceeds for up to seven days.

      .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

We may sell your shares:

      .if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

      .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

      .under certain other circumstances allowed under the 1940 Act

Checkwriting service
You can withdraw money from the Fund using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

      .Each check you write must be for $250 or more.

      .You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in the Fund.

      .Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

      .We can change or cancel the service by giving you 30 days notice in writing.

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

      .Your account balance must be at least $10,000 to set up the plan.

      .If you set up the plan after you've opened your account, your signature must be guaranteed.

      .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

      .We'll send you a check or deposit the money directly to your bank account.

      .You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     EXCHANGING SHARES

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

     Here's how exchanges work:

      .You can exchange Daily Class Shares of the Fund for Daily Class Shares of any other Nations Money Market Fund.

      .If you received Daily Class Shares of the Fund from an exchange of Investor A Shares of an Index Fund, you can exchange these shares for Investor A Shares of an Index Fund.

      .You must exchange at least $1,000 at a time, or $25 if you can use our Automatic Exchange Feature.

      .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

      .You may only make exchanges into a Fund that is legally sold in your state of residence.

      .You generally may only make an exchange into a Fund that is accepting investments.

      .We may limit the number of exchanges you can make within a specified period of time.

      .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

      .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.


 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Daily Class Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

 Here's how automatic exchanges work:

  .Send your request to PFPC in writing or call 1.800.321.7854.

  .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  .You must already have an investment in the Funds you want to exchange into.

  .You can choose to have us transfer your money on or about the 1st or the 15th of the month.

  .The rules for making exchanges apply to automatic exchanges.

                                    [Graphic]

                                      % Icon

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.35% of the average daily net assets of Daily Class Shares of the Fund, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Daily Class Shares of the Fund.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Class Shares to retirement plans

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

[Graphic]
        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year.

The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

     [Graphic]
      FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.



HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Fund does not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

Distributions that come from Nations Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state, local and other taxes.

Any distributions that come from taxable income or realized capital gain of the Fund are generally subject to tax.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[Graphic]
        Financial highlights


The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS TAX-EXEMPT RESERVES      FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR*

                                              Year ended Year ended Year ended  Year ended  Year ended
DAILY CLASS SHARES                             03/31/01   03/31/00   03/31/99    03/31/98    03/31/97
OPERATING PERFORMANCE:
Net asset value, beginning of year              $1.00      $1.00        $1.00       $1.00     $1.00
Net investment income                           0.0333     0.0271       0.0263      0.0295    0.0270
DISTRIBUTIONS:
Dividends from net investment income           (0.0333)   (0.0271)     (0.0263)    (0.0295)  (0.0270)
Total dividends and distributions              (0.0333)   (0.0271)     (0.0263)    (0.0295)  (0.0270)
Net asset value, end of year                    $1.00      $1.00        $1.00       $1.00     $1.00
TOTAL RETURN++                                  3.38%      2.74%        2.66%       2.98%     2.73%
============================================= ========== ========== ==========  ==========  ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of year (in 000's)             $93,290    $128,386     $333,210    $12,541    $2,334
Ratio of operating expenses to average net
 assets                                         0.80%      0.80%       0.80%(a)    0.80%(a)   0.80%
Ratio of net investment income to average net
 assets                                         3.30%      2.70%        2.61%       2.93%     2.75%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 1.03%      1.12%       1.25%(a)    1.06%(a)   1.05%

                                 * The financial information for the fiscal periods through March 31, 2001 reflect the financial information for Nations Tax Exempt Fund Daily Shares which were reorganized into Nations Tax-Exempt Reserves Daily Class Shares as of May 10, 2002.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

[Graphic]
     THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.



[Graphic]
        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

        SEC file number:
        Nations Funds Trust, 811-09645

        TXRDAILY-5/02


[Graphic]
      Where to find more information

You'll find more information about Nations Tax-Exempt Reserves in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.
[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.626.2275 (Institutional Investors) 1.800.321.7854 (Individual Investors)

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nationsfunds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] Nations Funds

                                    [Graphic]


NATIONS CASH
RESERVES

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS

                                  Prospectus
                                   MAY 10, 2002


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An overview of the Fund
--------------------------------------------------------------------------------


[Graphic]
   TERMS USED IN THIS PROSPECTUS

   IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

                                       [Graphic]


   YOU'LL FIND Terms
   used in this
   prospectus ON PAGE
   28.

   YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

   AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.



This booklet, which is called a prospectus, tells you about one of the Nations Money Market Funds -- Nations Cash Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Marsico Shares of Nations Cash Reserves. This class of shares is designed for investors in the Marsico Focus Fund, the Marsico Growth Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund. Please turn to Buying, selling and exchanging shares for more information about who is eligible to buy this class of shares.

ABOUT THE FUND
This Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

This Fund may be suitable for you if:
  .you're looking for a relatively low risk investment with stability of principal
  .you have short-term income needs

It may not be suitable for you if:
  .you're looking for higher returns
  .you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 5.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.888.860.8686 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
   BANC OF AMERICA ADVISORS, LLC

   BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                                       [Graphic]


    YOU'LL FIND MORE
    ABOUT BA ADVISORS
    AND BACAP STARTING
    ON PAGE 12.




  [Graphic]

      About the Fund

                        NATIONS CASH RESERVES        5
                        Sub-adviser: BACAP
                        -------------------------------
                        OTHER IMPORTANT INFORMATION 10
                        -------------------------------
                        HOW THE FUND IS MANAGED     12


  [Graphic]

     About your investment

               INFORMATION FOR INVESTORS
                Buying, selling and exchanging shares         15
                  How orders are processed                    17
                Shareholder servicing and
                  administration fees                         23
                Distributions and taxes                       24
               -------------------------------------------------
               FINANCIAL HIGHLIGHTS                           26
               -------------------------------------------------
               TERMS USED IN THIS PROSPECTUS                  28
               -------------------------------------------------
               WHERE TO FIND MORE INFORMATION         BACK COVER

[Graphic]
   ABOUT THE SUB-ADVISER


   BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

                                       [CHART]


    YOU'LL FIND MORE
    ABOUT BACAP ON
    PAGE 13.

   THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN Other important information.

   THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.


NATIONS CASH RESERVES

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

                                    [Graphic]


     PRINCIPAL INVESTMENT STRATEGIES
     The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

The Fund will only buy first-tier securities. These securities include primarily:
  .commercial paper

  .bank obligations

  .short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  .short-term taxable municipal securities

  .repurchase agreements secured by first-tier securities or U.S. government obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

[Graphic]
   FIRST-TIER SECURITIES

   A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

                                       [Graphic]


    YOU'LL FIND MORE
    ABOUT OTHER RISKS
    OF INVESTING IN THIS FUND IN Other important information AND
    IN THE SAI.


The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
  .Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
  .Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
  .Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

                                    [Graphic]


     RISKS AND OTHER THINGS TO CONSIDER
     Nations Cash Reserves has the following risks:
      .Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
      .Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[Graphic]
   MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

   CALL US AT 1.888.860.8686 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.

   THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



                                    [Graphic]


     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Marsico Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


       6.11%
       2000
        *Year-to-date return as of June 30, 2001: 2.45%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 2000:  1.58%
Worst: 1st quarter 2000: 1.35%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                        Since
               1 year inception*
Marsico Shares 6.11%    5.52%

*The inception date of Marsico Shares is January 26, 1999.

[Graphic]
   THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

   TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


                                    [Graphic]


     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

               SHAREHOLDER FEES                          Marsico
               (Fees paid directly from your investment) Shares
               Maximum sales charge (load) imposed on
               purchases                                  none
               Maximum deferred sales charge (load)       none

               ANNUAL FUND OPERATING EXPENSES/1/
               (Expenses that are deducted from the
               Fund's assets)
               Management fees                            0.15%
               Shareholder servicing and administration
                fees                                      0.35%
               Other expenses                             0.12%
                                                         -----
               Total annual Fund operating expenses       0.62%
               Fee waivers and/or reimbursements         (0.07)%
                                                         -------
               Total net expenses/2/                      0.55%
                                                         =====

     /1 The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. /

     /2 The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery. /

[Graphic]
   THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.



EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes:
  .you invest $10,000 in Marsico Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods .you reinvest all dividends and distributions in the Fund
  .your investment has a 5% return each year
  .the Fund's operating expenses remain the same as shown in the table above .the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 year 3 years 5 years 10 years
                 Marsico Shares  $56    $192    $340     $770

                                    [Graphic]


     Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 5. The following are some other risks and information you should consider before you invest:
  .Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:
    .may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less
    .must maintain an average dollar-weighted maturity of 90 days or less
    .may normally invest no more than 5% of its assets in securities of the same issuer, other than U.S. government securities; however, it may invest up to 25% of its assets in first-tier securities of a single issuer for up to three business days
    .may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier.
  .Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
   The Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.
  .Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons does not earn income.
  .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

[Graphic]
   BANC OF AMERICA
   ADVISORS, LLC

   ONE BANK OF AMERICA PLAZA
   CHARLOTTE, NORTH CAROLINA 28255



                                    [Graphic]


     How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Money Market Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to the Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

BA Advisors can receive a maximum annual investment advisory fee of 0.15%, calculated as a percentage of average daily net assets of the Fund. This fee is the current contract level, which has been reduced from the contract level that was in effect during the last fiscal year. BA Advisors received an actual investment advisory fee of 0.19% during the Fund's last fiscal year, after waivers and/or reimbursements.

INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:
  .change, add or terminate one or more sub-advisers;
  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

[Graphic]
   BANC OF AMERICA CAPITAL
   MANAGEMENT, LLC

   ONE BANK OF AMERICA PLAZA
   CHARLOTTE, NORTH CAROLINA 28255


  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Fund have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 60 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP's Taxable Money Market Management Team is responsible for making the day-to-day investment decisions for the Fund.

[Graphic]
   STEPHENS INC.

   111 CENTER STREET LITTLE ROCK, ARKANSAS 72201

[Graphic]
   PFPC INC.

   400 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809


OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. The Fund may pay a shareholder servicing fee and/or other compensation to companies for providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------



[Graphic]
   WE'VE USED THE TERM, investment professional, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS.

   WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.


[Graphic]
   MARSICO FUNDS

   MARSICO FUNDS C/O SUNSTONE FINANCIAL GROUP INC. P.O. BOX 3210 MILWAUKEE, WI 53202




  [Graphic]

      Buying, selling and exchanging shares

This prospectus offers Marsico Shares of Nations Cash Reserves. Marsico Shares are available only to investors in the Marsico Focus Fund, the Marsico Growth Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund (Marsico Funds). You don't pay any sales charges when you buy or sell Marsico Shares of the Fund.

You can invest in the Fund only through the Fund's servicing agent, Sunstone Financial Group, Inc. Please call the servicing agent at 1.888.860.8686 for information about its procedures and account requirements, which may be different from those described here.

We encourage you to consult with an investment professional who can open an account for you through the servicing agent and help you with your investment decisions. Once you have an account, you can buy and sell shares by contacting your investment professional or the servicing agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

The table on the next page summarizes some key information about buying and selling shares. This information applies only to transactions by the servicing agent and other authorized agents. Please contact your investment professional or call the servicing agent if you have questions or you need help placing an order.

                  Ways to
                buy, sell or        How much you can buy,
                  exchange            sell or exchange                Other things to know
               --------------- -------------------------------- --------------------------------
Buying shares  In a lump sum   minimum initial investment:
                               .$2,500 for regular accounts
                               .$1,000 for traditional and
                                Roth IRA accounts
                               .$500 for spousal IRA accounts
                               .$500 for SEP IRA accounts
                               .$500 for transfers to minor
                                accounts
                               minimum additional investment:
                               .$100 for all accounts
               Using our       minimum initial investment:      You can buy shares twice a
               Automatic       .$1,000                          month, monthly or quarterly,
               Investment Plan minimum additional investment:   using automatic transfers from
                               .$50                             your bank account.
Selling shares In a lump sum   .you can sell up to $50,000 of   We usually send you or your
                                your shares by telephone,       selling agent the sale proceeds
                                otherwise there are no limits   on the same day that we
                                to the amount you can sell      receive your order.
                               .other restrictions may apply to If you paid for your shares with
                                withdrawals from retirement     a check that wasn't certified,
                                plan accounts                   we'll hold the sale proceeds
                                                                when you sell those shares for
                                                                at least 15 days after the trade
                                                                date of the purchase, or until
                                                                the check has cleared,
                                                                whichever is later.
               Using our       .minimum $25 per withdrawal      Your account balance must be
               Systematic                                       at least $10,000 to set up the
               Withdrawal Plan                                  plan. You can make
                                                                withdrawals twice a month,
                                                                monthly, quarterly or annually.
                                                                We'll send your money by
                                                                check or deposit it directly to
                                                                your bank account.
Exchanging     In a lump sum   .minimum $2,500 per              You can generally exchange
shares                          exchange                        Marsico Shares of the Fund for
                                                                shares of Marsico Funds.
               Using our       .minimum $50 per exchange        You must already have an
               Automatic                                        investment in the Funds into
               Exchange                                         which you want to exchange.
               Feature                                          You can make exchanges
                                                                monthly or quarterly.

[Graphic]
   A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE FUND RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

   EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.



HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share of each share class of Nations Cash Reserves at 5:00 p.m. Eastern time each business day (unless the Fund closes early).

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by 5:00 p.m. Eastern time on a business day (unless the Fund closes early) will receive that day's net asset value per share, except, orders must be received by 3:00 p.m. Eastern time on the last business day of the calendar year.

Orders received after this time will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to the servicing agent.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:
  .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.
  .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.
  .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.
  .Telephone orders may be difficult to complete during periods of significant economic or market change.

                                    [Graphic]


     BUYING SHARES

     Here are some general rules for buying shares:
       .We'll process your order only if we receive payment in federal funds by 5:30 p.m. Eastern time on the business day Stephens, PFPC or their agents receive the order (unless the Fund closes early), except, payment must be received by 4:00 p.m. Eastern time on the last business day of the calendar year. Otherwise, we'll cancel your order.
       .The servicing agent is responsible for sending orders to us and ensuring that we receive your money on time.
       .Shares you buy are recorded on the books of the Fund. We don't issue certificates.
       .All purchases must be made in U.S. dollars and checks drawn on U.S.
        banks. No cash, credit cards or third party checks will be accepted. MINIMUM INITIAL INVESTMENT
     The minimum initial amount you can buy is usually $2,500.
     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:
       .$1,000 for traditional and Roth individual retirement accounts (IRAs) .$500 for spousal IRA accounts
       .$500 for SEP IRA accounts
       .$500 for transfers to minor accounts
       .$1,000 using our Automatic Investment Plan
     MINIMUM ADDITIONAL INVESTMENT
     You can make additional purchases of $100, or $50 if you use our Automatic Investment Plan.

Automatic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Fund. You can contact your investment professional or the servicing agent to set up the plan.
Here's how the plan works:
  .You can buy shares twice a month, monthly or quarterly.
  .You can choose to have your money transferred on or about the 15th or the last day of the month.

                                      [Graphic]


   FOR MORE
   INFORMATION ABOUT TELEPHONE ORDERS, SEE How orders are processed.



                                    [Graphic]


     SELLING SHARES

     Here are some general rules for selling shares:
      .If you're selling your shares through the servicing agent, we'll normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order. The servicing agent is responsible for depositing the sale proceeds to your account on time.
      .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account on the same business day that the Fund receives your order.
      .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.
      .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.
      .Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.
      .We can delay payment of the sale proceeds for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
       Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted,
       (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.
      .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:
      .if the value of your account falls below $500.We'll give you 60 days notice in writing if we're going to do this .if the servicing agent tells us to sell your shares under arrangements made between the servicing agent and you
      .under certain other circumstances allowed under the 1940 Act

Systematic Withdrawal Plan
The Systematic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly or annually. You can contact your investment professional or the servicing agent to set up the plan.

Here's how the plan works:
  .Your account balance must be at least $10,000 to set up the plan.
  .If you set up the plan after you've opened your account, your signature must be guaranteed.
  .You can choose to have us transfer your money on or about the 15th or the
   25th of the month.
  .We'll send you a check or deposit the money directly to your bank account. .You can cancel the plan by giving the servicing agent 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
   YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND STRATEGIES OF THE MARSICO FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY BEFORE YOU INVEST.



                                    [Graphic]


     EXCHANGING SHARES

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:
      .You can exchange Marsico Shares of the Fund for shares of Marsico Funds. .You must exchange at least $2,500, or $50 using our Automatic Exchange
       Feature.
      .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
      .You may only make exchanges into a Fund that is legally sold in your state of residence.
      .You generally may only make an exchange into a Fund that is accepting investments.
      .We or Marsico Funds may limit the number of exchanges you can make within a specified period of time.
      .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
      .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $50 or more of Marsico Shares of the Fund for shares of Marsico Funds every month or every quarter. You can contact your investment professional or the servicing agent to set up the plan.

Here's how automatic exchanges work:
  .Send your request to the servicing agent in writing or call 1.888.860.8686. .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.
  .You must already have an investment in the Funds you want to exchange.
  .You can choose to have us transfer your money on or about the 1st or the
   15th day of the month.
  .The rules for making exchanges apply to automatic exchanges.

[Graphic]
   THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.



                                    [Graphic]


      Shareholder servicing and administration fees

The servicing agent is compensated for providing services to investors under a shareholder servicing plan.

The servicing agent may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Marsico Shares of the Fund.

Administration agents are compensated for providing services to investors under a shareholder administration plan.

Administration agents may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Marsico Shares of the Fund.

Fees are calculated daily and paid monthly. Over time, these fees will increase the cost of your investment. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Fund pays these fees to the servicing agent or administration agents for as long as the plan continues. We may reduce or discontinue payments at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

[Graphic]
   THE POWER OF
   COMPOUNDING

   REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

   PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


                                    [Graphic]


      Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:
  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.
  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year.

The Fund declares distributions of net investment income each business day (unless the Fund closes early), and pays these distributions monthly.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared. Shares are eligible to receive net investment income distributions from the settlement date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.888.860.8686.

[Graphic]
   THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

   FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.



If you sell all of your shares, we'll pay any distribution that applies to those shares in cash, normally within five business days after the sale was made.

HOW TAXES AFFECT YOUR INVESTMENT
Distributions of net investment income, any net short-term capital gain and certain other items generally are taxable to you as ordinary income.

Although the Fund does not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any Fund distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

U.S. GOVERNMENT OBLIGATIONS
If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:
  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.


  [Graphic]

     FINANCIAL HIGHLIGHTS

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountant's report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS
 CASH RESERVES

                                      YEAR ENDED YEAR ENDED PERIOD ENDED
       MARSICO SHARES*                 03/31/01   03/31/00   03/31/99**
       OPERATING PERFORMANCE:
       Net asset value, beginning of
        period                          $1.00      $1.00       $1.00
       Net investment income            0.0596     0.0497     0.0080
       DISTRIBUTIONS:
       Dividends from net
        investment income              (0.0596)   (0.0497)   (0.0080)
       Total dividends and
        distributions                  (0.0596)   (0.0497)   (0.0080)
       Net asset value, end of period   $1.00      $1.00       $1.00
       TOTAL RETURN++                   6.13%      5.08%       0.80%
       =----------------------------------------------------------
       RATIOS TO AVERAGE NET
        ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period
        (in 000's)                     $39,894    $19,552     $17,970
       Ratio of operating expenses to
        average net assets             0.55%(a)   0.55%(a)   0.55%+(a)
       Ratio of net investment
        income to average net
        assets                          5.94%      4.96%      4.96%+
       Ratio of operating expenses to
        average net assets without
        waivers and/or expense
        reimbursements                 0.58%(a)   0.60%(a)   0.59%+(a)

                        * The financial information for the fiscal periods through March 31, 2001 reflect the financial information for Nations Prime Fund Marsico Shares which were reorganized into Nations Cash Reserves Marsico Shares as of May 10, 2002.
                        ** Prime Fund Marsico Shares commenced operations on January 26, 1999.
                        + Annualized.
                        ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                        (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[Graphic]
   THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.



                                    [Graphic]


     Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Commercial paper - a money market instrument issued by a large company.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as Standard & Poor's Corporation and Moody's Investor Services, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

   SEC file number: Nations Funds Trust, 811-09645

   CRMARSICO - 5/02



                                    [Graphic]


     Where to find more
     information

  You'll find more information about Nations Cash Reserves in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

                                    [Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.888.860.8686

     By mail:
     Nations Cash Reserves-Marsico Shares c/o Sunstone Financial Group Inc. P.O. Box 3210 Milwaukee, WI 53201-3210

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

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